First Trust Short Duration High Income Fund
SUMMARY INFORMATION
INVESTMENT OBJECTIVES
The First Trust Short Duration High Income Fund (the "Fund") seeks to provide a high level of current income.
As a secondary objective, the Fund will seek capital appreciation.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other First Trust mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "Share Classes" on page __ of the Fund's prospectus ("Prospectus"), "Investment in Fund Shares" on page __ of the Prospectus and "Purchase and Redemption of Fund Shares" on page __ of the Fund's statement of additional information ("SAI").

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees First Trust Short Duration High Income Fund (USD $)	Class A		Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.50%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	[1]	1.00%	[1]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none		none		none
Exchange Fee	none		none		none
[1]	For Class A shares purchased at net asset value without a sales charge because the purchase amount exceeded $1 million, where the financial intermediary did not waive the sales commission, a CDSC of 1% is imposed on any redemption within 12 months of purchase. The CDSC on Class C shares applies only to redemptions within 12 months of purchase.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses First Trust Short Duration High Income Fund		Class A	Class C	Class I
Management Fee		0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	none	none	none
Acquired Fund Fees and Expenses	[2]	none	none	none
Total Annual Fund Operating Expenses		none	none	none
Fee Waivers and Expense Reimbursements	[3]	none	none	none
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.25%	2.00%	1.00%
[1]	Other Expenses are based on estimated amounts for the current fiscal year
[2]	The Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	The investment advisor has agreed to waive fees and reimburse expenses through ____________, 201_ so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, acquired fund fees and expenses and extraordinary expenses) do not exceed 1.00% of the average daily net assets of any class of Fund shares through _________, 201_. Expenses borne by the investment advisor are subject to reimbursement by the Fund for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding the expense limitation in effect at the time the expense was borne by the investment advisor. The expense limitations may be terminated or modified prior to their expiration only with the approval of the Board of Trustees of the Trust, they are expected to remain in place for no less than one year from the effective date of this prospectus.

EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund's annual operating expenses remain at current levels until _______, 201_. Following such date, the example assumes that the pre-waiver expense ratios provided above are applied. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example First Trust Short Duration High Income Fund (USD $)	1 Year	3 Years
Class A
Class C
Class I

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets in high yield debt securities and bank loans that are rated below investment grade or unrated. High yield debt securities are below investment grade debt securities, commonly known as "junk bonds." For purposes of determining whether a security is below investment grade, the lowest available rating will be considered.

The Fund will have a short-duration investment strategy, which seeks to maintain, under normal market conditions, a blended (or weighted average) portfolio duration of three years or less. Because the effective duration of bank loans is close to zero, the Fund's investment in such securities will likely reduce the blended duration of the portfolio and in turn the Fund's overall interest rate sensitivity. "Average duration" is the measure of a debt instrument's or a portfolio's price sensitivity with respect to changes in market yields.

Duration is a mathematical calculation of the average life of a debt security (or portfolio of debt securities) that serves as a measure of its price risk. In general, each year of duration represents an expected 1% change in the value of a security for every 1% immediate change in interest rates. For example, if a portfolio of bank loans and fixed income securities has an average duration of three years, its value can be expected to fall about 3% if interest rates rise by 1%. Conversely, the portfolio's value can be expected to rise about 3% if interest rates fall by 1%. As a result, prices of instruments with shorter durations tend to be less sensitive to interest rate changes than instruments with longer durations. As the value of a security changes over time, so will its duration.

Under normal market conditions, the Fund may invest up to 10% of its net assets in non-U.S. securities denominated in non-U.S. currencies. The Fund may also invest in securities of other open-end or closed-end investment companies, including exchange-traded funds ("ETFs"), that invest primarily in securities of the types in which the Fund may invest directly. The Fund may also invest in investment grade debt securities and convertible bonds. Furthermore, the Fund may invest in certain derivatives, including, but not limited to, when issued securities, forward commitments, futures contracts and interest rate swaps.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objectives. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

High Yield Securities Risk. High yield securities, or "junk bonds," are subject to greater market fluctuations and risk of loss than securities with higher investment ratings. These securities are issued by companies that may have limited operating history, narrowly focused operations, and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high yield securities is smaller and less liquid than that for investment grade securities. High yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete.

Credit Risk. Credit risk is the risk that an issuer of a security may be unable or unwilling to make dividend, interest and principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability or willingness to make such payments. Credit risk may be heightened for the Fund because it may invest a substantial portion of its net assets in "high yield" or "junk" debt; such securities, while generally offering higher yields than investment grade debt with similar maturities, involve greater risks, including the possibility of dividend or interest deferral, default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer's capacity to pay dividends or interest and repay principal. Credit risk is heightened for loans in which the Fund invests because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term investments and higher for longer term investments. Duration is a common measure of interest rate risk, which measures a bond's expected life on a present value basis, taking into account the bond's yield, interest payments and final maturity. Duration is a reasonably accurate measure of a bond's price sensitivity to changes in interest rates. The longer the duration of a bond, the greater the bond's price sensitivity is to changes in interest rates.

Market Risk. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Loans Risk. An investment in loans subjects the Fund to credit risk, which is heightened for loans in which the Fund invests because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy. Senior floating rate loans, in which the Fund may invest, are usually rated below investment grade but may also be unrated. As a result, the risks associated with these loans are similar to the risks of below investment grade fixed income instruments. An economic downturn would generally lead to a higher non-payment rate, and a senior floating rate loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a senior floating rate loan may decline in value or become illiquid, which would adversely affect the loan's value. Senior floating rate loans are subject to a number of risks described elsewhere in this Prospectus, including liquidity risk and the risk of investing in below investment grade fixed income instruments. Unlike the securities markets, there is no central clearinghouse for loan trades, and the loan market has not established enforceable settlement standards or remedies for failure to settle. Therefore, portfolio transactions in loans may have uncertain settlement time periods.

Liquidity Risk. The Fund invests a substantial portion of its assets in lower-quality debt issued by companies that are highly leveraged. Lower-quality debt tends to be less liquid than higher-quality debt. Moreover, smaller debt issues tend to be less liquid than larger debt issues. If the economy experiences a sudden downturn, or if the debt markets for such companies become distressed, the Fund may have particular difficulty selling its assets in sufficient amounts, at reasonable prices and in a sufficiently timely manner to raise the cash necessary to meet any potentially heavy redemption requests by Fund shareholders.

Convertible Bonds Risk. The market values of convertible bonds tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible bond's market value also tends to reflect the market price of the common stock of the issuing company.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives.

Non-U.S. Securities Risk. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

Currency Risk. Because the Fund's net asset value ("NAV") is determined on the basis of U.S. dollars and the Fund invests in foreign securities, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

Prepayment Risk. Loans and other fixed income investments are subject to prepayment risk. The degree to which borrowers prepay loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among loan investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Fund derives interest income will be reduced. The Fund may not be able to reinvest the proceeds received on terms as favorable as the prepaid loan.

Other Investment Companies Risk. When the Fund invests in other investment companies, Fund shareholders bear both their proportionate share of Fund expenses and, indirectly, the expenses of the other investment companies. Also, the other investment companies are subject to the risks of the underlying securities that they hold. In addition, the Fund will incur brokerage costs when purchasing and selling shares of ETFs and closed-end investment companies. Securities of other investment companies may be leveraged, in which case the value and/or yield of such securities will tend to be more volatile than securities of unleveraged securities. Securities of other investment companies may be leveraged, in which case the value and/or yield of such securities will tend to be more volatile than securities of unleveraged securities. In addition, for index-based ETFs, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). Moreover, securities of closed-end investment companies may be sold at a discount from the NAV.

Income Risk. If interest rates fall, the income from the Fund's portfolio may decline as the Fund generally holds floating rate debt that will adjust lower with falling interest rates. For loans, interest rates typically reset every 30 to 90 days.

New Fund Risk. The Fund currently has less assets than larger funds, and like other relatively small funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the Advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objectives.

PERFORMANCE

The Fund has not yet commenced operations and, therefore, does not have a performance history. Once available, the Fund's performance information will be available on the Fund's website at www.ftportfolios.com.